Financial Risks - Summary of Retail Receivables Segregated into Aging Categories Based on the Numbers of the Days Outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Retail receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	¥ 31,837,922	¥ 27,638,021
Retail receivables [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	29,683,360	25,420,500
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,931,271	1,994,041
Retail receivables [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	223,291	223,481
Retail receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	30,582,949	26,461,932
Retail receivables [Member] | Current [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	29,357,833	25,114,478
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,211,218	1,335,387
Retail receivables [Member] | Current [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	13,898	12,067
Retail receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	1,065,270	984,689
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for 12 months [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	325,527	306,022
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	717,109	658,638
Retail receivables [Member] | Past due less than 90 days [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	22,634	20,028
Retail receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	189,703	191,401
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	2,944	16
Retail receivables [Member] | Past due 90 days or more [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Trade receivables	186,760	191,385
Finance lease receivables [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables		3,437,970
Finance lease receivables [Member] | Current [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	4,033,662	3,340,414
Finance lease receivables [Member] | Past due less than 90 days [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	86,346	67,627
Finance lease receivables [Member] | Past due 90 days or more [Member]
Disclosure of retail receivables segregated into aging categories based on the numbers of the days outstanding [Line items]
Finance lease receivables	¥ 34,643	¥ 29,928